Capital Stock	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Capital Stock	Capital Stock
The authorized capital stock of Teekay Tankers Ltd. at December 31, 2023 was 100.0 million shares of Preferred Stock (December 31, 2022 - 100.0 million shares of Preferred Stock), with a par value of $0.01 per share (December 31, 2022 - $0.01 per share), 485.0 million shares of Class A common stock (December 31, 2022 - 485.0 million shares of Class A common stock), with a par value of $0.01 per share (December 31, 2022 - $0.01 per share), and 100.0 million shares of Class B common stock (December 31, 2022 - 100.0 million shares of Class B common stock), with a par value of $0.01 per share (December 31, 2022 - $0.01 per share). The shares of Class A common stock entitle the holder to one vote per share while the shares of Class B common stock entitle the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As at December 31, 2023, the Company had 29.5 million shares of Class A common stock (December 31, 2022 – 29.3 million),
4.6 million shares of Class B common stock (December 31, 2022 – 4.6 million) and no shares of Preferred Stock (December 31, 2022 – nil) issued and outstanding.

Commencing in May 2023, the Company's Board of Directors approved the initiation of a regular, fixed quarterly cash dividend in the amount of $0.25 per outstanding share of Class A and B common stock, with the initial dividend declared for the quarter ended March 31, 2023. In addition, the Company's Board of Directors declared a special cash dividend of $1.00 per common share in May 2023. The declaration and payment of any further dividends is subject to the discretion of the Company's Board of Directors and subject to change. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of Class A common stock and Class B common stock are entitled to share equally in any dividends that the Board of Directors declares from time to time out of funds legally available for dividends. In addition, in May 2023, the Company's Board of Directors authorized a new share repurchase program for the repurchase of up to $100 million of the Company's outstanding Class A common shares, to be utilized at the Company's discretion.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common stock and Class B common stock shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay (or any of its affiliates or any successor to Teekay’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer. In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.
Stock-based Compensation
In March 2023, the Company adopted a 2023 Long-Term Incentive Plan (or the 2023 Plan) and suspended its 2007 Long-Term Incentive Plan (or the Prior Plan). The Company may issue up to 600,000 shares of Class A common stock pursuant to the 2023 Plan, in addition to up to an aggregate of 1,291,416 shares that were previously reserved for issuance under the Prior Plan and either available or subject to outstanding awards (to the extent such awards terminate without the issuance of vested and non-forfeitable shares). As at December 31, 2023, the Company had reserved a total of 1,891,416 shares of Class A common stock for issuance pursuant to awards granted under the plans (December 31, 2022 – 1,250,000 Class A common stock). For the year ended December 31, 2023, a total of 8.2 thousand shares (2022 – 16.6 thousand shares; 2021 – 16.8 thousand shares) of Class A common stock were granted to the Company’s non-management directors as part of their annual compensation, of which 2.0 thousand shares (2022 – 6.1 thousand shares; 2021 – 9.6 thousand shares) were issued. The compensation cost relating to the granting of such stock has been included in general and administrative expenses in the Company's consolidated statements of income (loss) in the amounts of $0.3 million, $0.3 million, and $0.3 million for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company also grants options and restricted stock units as incentive-based compensation under the 2023 Plan to certain eligible officers, employees and non-management directors of the Company or of Teekay subsidiaries that provide services to the Company. The compensation cost of the Company‘s stock-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of income (loss).

During 2023, 2022 and 2021, no stock options were granted by the Company.

A summary of the Company’s stock option information for the years ended December 31, 2023, 2022, and 2021 is as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	491,098	14.82	571,805	14.36	579,913	14.32
Granted	—	—	—	—	—	—
Exercised	(66,770)	16.78	(80,707)	11.54	(5,080)	8.71
Forfeited / expired	—	—	—	—	(3,028)	15.73
Outstanding - end of year	424,328	14.52	491,098	14.82	571,805	14.36

Exercisable - end of year	424,328	14.52	491,098	14.82	500,073	15.27
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2023, 2022 and 2021 is as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	—	—	71,732	8.00	175,197	8.30
Granted	—	—	—	—	—	—
Vested	—	—	(71,732)	8.00	(100,437)	8.29
Forfeited / expired	—	—	—	—	(3,028)	15.73
Outstanding non-vested stock options - end of year	—	—	—	—	71,732	8.00

As of December 31, 2023, there was $nil (December 31, 2022 - $nil; December 31, 2021 - $38.2 thousand) of total unrecognized compensation cost related to non-vested stock options granted. During the year ended December 31, 2023, the Company recognized $nil (2022 - $38.2 thousand; 2021 - $0.2 million) of expenses related to the stock options granted to the officers of the Company and to certain employees of Teekay subsidiaries that provide services to the Company.

As at December 31, 2023, the intrinsic value of the outstanding in-the-money stock options was $15.0 million (December 31, 2022 - $8.0 million; December 31, 2021 - $0.9 million) and the intrinsic value of the exercisable stock options was $15.0 million (December 31, 2022 - $8.0 million; December 31, 2021 - $0.6 million). As at December 31, 2023, the weighted-average remaining life of options vested and expected to vest was 4.0 years (December 31, 2022 - 4.9 years; December 31, 2021 - 5.9 years) and the weighted-average remaining life of the exercisable stock options was 4.0 years (December 31, 2022 - 4.9 years; December 31, 2021 - 5.8 years).

During 2023, the Company granted 63.7 thousand (2022 - 0.1 million; 2021 - 0.1 million) restricted stock units to the officers and employees of the Company and to certain employees of Teekay subsidiaries that provide services to the Company, with an aggregate fair value of $2.3 million (2022 - $1.9 million; 2021 - $1.7 million). Each restricted stock unit is equal in value to one share of the Company’s Class A common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement and, in that case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards, net of withholding taxes, is paid to each recipient in the form of common shares.

For the year ended December 31, 2023, the Company recorded an expense of $2.6 million (2022 - $2.3 million; 2021 - $1.6 million) related to restricted stock units in general and administrative expenses in the Company's consolidated statements of income (loss). During the year ended December 31, 2023, 0.1 million restricted stock units (2022 - 83.1 thousand; 2021 - 56.0 thousand) with a market value of $4.0 million (2022 - $1.5 million; 2021 - $0.8 million) vested and that amount, net of withholding taxes, was paid to the grantees by issuing 67.9 thousand shares (2022 - 48.5 thousand shares; 2021 - 35.7 thousand shares) of Class A common stock. As of December 31, 2023, the Company had 0.2 million unvested restricted stock units (2022 - 0.2 million; 2021 - 0.3 million).